Reconciliation From Trading Profit Under IFRS And Under US GAAP (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Trading profit under IFRS	$ 2,637	$ 2,650	$ 2,353
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	2,119	2,273	2,246
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	1,949	1,609	1,262
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	(109)	(39)	27
Industrial Activities [Member] | Commercial Vehicle Products Group [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	145	647	899
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	210	181	148
Industrial Activities [Member] | Other Activity [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	(76)	(125)	(90)
Financial services [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	$ 518	$ 377	$ 107